485BPOS 1 croftprospectusandsai.htm

File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

POST-EFFECTIVE AMENDMENT NO.  21

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 23  /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box)

X   immediately upon filing pursuant to paragraph (b) of Rule 485

__  on September 1, 2011 pursuant to paragraph (b) of Rule 485

__  60 days after filing pursuant to paragraph (a) of Rule 485

_    on (date) pursuant to paragraph (a) of Rule 485

__  75 days after filing pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 21 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 21st day of September, 2011 .

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

      Kent G. Croft, President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 21 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature                                           Title

* Benjamin R. Civiletti                     Director

*Charles J. McLaughlin                    Director

* Steven Tamasi

 Director

*By: /s/ Kent G. Croft                                                                                              Date:  9/21/11

Kent G. Croft

Attorney in fact

/s/ Kent G. Croft                                President/Principal

Kent G. Croft                                    Executive Officer and Director

Date:   9/21/11

/s/ Philip N. Vong                             Treasurer/Principal Financial                         Date:   9/21/11

Philip N. Vong                                  Officer/Principal Accounting

 Officer

EXHIBIT INDEX

Index No.

Description of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase